Portfolio of Investments – as of October 31, 2023 (Unaudited)
Natixis Sustainable Future 2060 Fund

Shares	Description	Value (†)
Common Stocks — 62.3% of Net Assets
	Aerospace & Defense — 1.3%
165	AAR Corp.(a)	$9,794
417	Boeing Co.(a)	77,904
33	L3Harris Technologies, Inc.	5,921
29	Lockheed Martin Corp.	13,185
68	Moog, Inc., Class A	7,891
105	RTX Corp.	8,546
		123,241
	Air Freight & Logistics — 0.5%
225	Expeditors International of Washington, Inc.	24,581
24	FedEx Corp.	5,762
133	GXO Logistics, Inc.(a)	6,718
62	United Parcel Service, Inc., Class B	8,758
		45,819
	Automobile Components — 0.7%
31	Aptiv PLC(a)	2,703
547	BorgWarner, Inc.	20,184
460	Dana, Inc.	5,281
392	Magna International, Inc.	18,851
391	Mobileye Global, Inc., Class A(a)	13,947
103	Phinia, Inc.	2,666
61	Visteon Corp.(a)	7,023
		70,655
	Automobiles — 1.2%
1,291	General Motors Co.	36,406
369	Tesla, Inc.(a)	74,110
64	Thor Industries, Inc.	5,628
		116,144
	Banks — 3.1%
277	Ameris Bancorp	10,332
1,143	Banc of California, Inc.	12,813
1,546	Bank of America Corp.	40,722
766	Citigroup, Inc.	30,249
103	Citizens Financial Group, Inc.	2,413
198	East West Bancorp, Inc.	10,617
18	First Citizens BancShares, Inc., Class A	24,853
501	First Financial Bancorp	9,269
1,286	FNB Corp.	13,747
829	Fulton Financial Corp.	10,769
282	International Bancshares Corp.	12,360
251	JPMorgan Chase & Co.	34,904
76	PNC Financial Services Group, Inc.	8,700
128	Regions Financial Corp.	1,860
884	Truist Financial Corp.	25,070
124	U.S. Bancorp	3,953
264	Webster Financial Corp.	10,024
1,035	Wells Fargo & Co.	41,162
		303,817
	Beverages — 1.0%
50	Boston Beer Co., Inc., Class A(a)	16,697
166	Coca-Cola Co.	9,377
141	Keurig Dr Pepper, Inc.	4,277
1,194	Monster Beverage Corp.(a)	61,013
31	PepsiCo, Inc.	5,062
		96,426
	Biotechnology — 1.3%
48	AbbVie, Inc.	6,777
211	Alnylam Pharmaceuticals, Inc.(a)	32,030
13	Biogen, Inc.(a)	3,088
240	CRISPR Therapeutics AG(a)	9,343
Shares	Description	Value (†)
	Biotechnology — continued
204	Cytokinetics, Inc.(a)	$7,111
74	Gilead Sciences, Inc.	5,812
133	Halozyme Therapeutics, Inc.(a)	4,505
52	Incyte Corp.(a)	2,804
79	Neurocrine Biosciences, Inc.(a)	8,764
54	Regeneron Pharmaceuticals, Inc.(a)	42,114
24	United Therapeutics Corp.(a)	5,349
10	Vertex Pharmaceuticals, Inc.(a)	3,621
		131,318
	Broadline Retail — 2.4%
191	Alibaba Group Holding Ltd., ADR(a)	15,765
1,471	Amazon.com, Inc.(a)	195,775
490	eBay, Inc.	19,223
		230,763
	Building Products — 1.0%
73	Builders FirstSource, Inc.(a)	7,922
54	Carlisle Cos., Inc.	13,721
74	Carrier Global Corp.	3,527
333	Fortune Brands Innovations, Inc.	18,581
28	Lennox International, Inc.	10,375
461	Masco Corp.	24,013
105	Owens Corning	11,904
89	Trex Co., Inc.(a)	5,003
		95,046
	Capital Markets — 3.8%
736	Bank of New York Mellon Corp.	31,280
33	BlackRock, Inc.	20,205
31	Cboe Global Markets, Inc.	5,081
717	Charles Schwab Corp.	37,313
55	CME Group, Inc.	11,740
57	FactSet Research Systems, Inc.	24,618
99	Goldman Sachs Group, Inc.	30,057
469	Intercontinental Exchange, Inc.	50,389
227	Janus Henderson Group PLC	5,237
715	KKR & Co., Inc.	39,611
45	Moody's Corp.	13,860
72	Morgan Stanley	5,099
48	MSCI, Inc.	22,635
25	Northern Trust Corp.	1,648
36	S&P Global, Inc.	12,575
364	SEI Investments Co.	19,532
470	State Street Corp.	30,376
23	T. Rowe Price Group, Inc.	2,082
44	Virtus Investment Partners, Inc.	8,106
		371,444
	Chemicals — 0.9%
11	Air Products & Chemicals, Inc.	3,107
139	Celanese Corp.	15,917
363	Corteva, Inc.	17,475
39	DuPont de Nemours, Inc.	2,842
24	Ecolab, Inc.	4,026
123	HB Fuller Co.	8,136
88	Innospec, Inc.	8,624
43	Linde PLC	16,433
105	Minerals Technologies, Inc.	5,676
15	Sherwin-Williams Co.	3,573
57	Stepan Co.	4,264
		90,073
	Commercial Services & Supplies — 0.2%
63	MSA Safety, Inc.	9,947

Shares	Description	Value (†)
	Commercial Services & Supplies — continued
125	Vestis Corp.(a)	$1,911
21	Waste Management, Inc.	3,451
		15,309
	Communications Equipment — 0.3%
150	Ciena Corp.(a)	6,330
323	Cisco Systems, Inc.	16,838
42	F5, Inc.(a)	6,367
16	Motorola Solutions, Inc.	4,455
		33,990
	Construction & Engineering — 0.2%
214	AECOM	16,382
	Construction Materials — 0.2%
22	Martin Marietta Materials, Inc.	8,997
53	Vulcan Materials Co.	10,414
		19,411
	Consumer Finance — 1.2%
1,244	Ally Financial, Inc.	30,092
263	American Express Co.	38,406
474	Capital One Financial Corp.	48,012
85	Synchrony Financial	2,384
		118,894
	Consumer Staples Distribution & Retail — 1.2%
124	BJ's Wholesale Club Holdings, Inc.(a)	8,447
29	Casey's General Stores, Inc.	7,885
24	Costco Wholesale Corp.	13,259
1,175	Kroger Co.	53,310
206	Sprouts Farmers Market, Inc.(a)	8,656
26	Target Corp.	2,880
114	Walmart, Inc.	18,629
		113,066
	Containers & Packaging — 0.2%
24	Ball Corp.	1,156
126	Crown Holdings, Inc.	10,156
203	Sonoco Products Co.	10,517
		21,829
	Distributors — 0.0%
28	Genuine Parts Co.	3,608
	Diversified Consumer Services — 0.2%
74	Grand Canyon Education, Inc.(a)	8,756
152	Service Corp. International	8,272
		17,028
	Diversified REITs — 0.1%
493	American Assets Trust, Inc.	8,751
18	Digital Realty Trust, Inc.	2,238
		10,989
	Diversified Telecommunication Services — 0.3%
703	AT&T, Inc.	10,826
119	Iridium Communications, Inc.	4,409
502	Verizon Communications, Inc.	17,635
		32,870
	Electric Utilities — 0.4%
152	American Electric Power Co., Inc.	11,482
169	Eversource Energy	9,091
95	Exelon Corp.	3,699
105	FirstEnergy Corp.	3,738
83	IDACORP, Inc.	7,861
		35,871
	Electrical Equipment — 0.6%
79	Eaton Corp. PLC	16,425
Shares	Description	Value (†)
	Electrical Equipment — continued
106	Emerson Electric Co.	$9,431
49	Hubbell, Inc.	13,235
188	nVent Electric PLC	9,048
69	Regal Rexnord Corp.	8,170
18	Rockwell Automation, Inc.	4,731
		61,040
	Electronic Equipment, Instruments & Components — 0.9%
96	Advanced Energy Industries, Inc.	8,377
49	Amphenol Corp., Class A	3,947
200	Avnet, Inc.	9,266
162	Cognex Corp.	5,830
42	Corning, Inc.	1,124
136	Jabil, Inc.	16,701
510	Knowles Corp.(a)	6,625
32	Littelfuse, Inc.	6,934
160	TE Connectivity Ltd.	18,856
12	Teledyne Technologies, Inc.(a)	4,495
12	Zebra Technologies Corp., Class A(a)	2,513
		84,668
	Energy Equipment & Services — 0.2%
268	ChampionX Corp.	8,254
579	NOV, Inc.	11,557
83	Schlumberger NV	4,620
		24,431
	Entertainment — 1.8%
49	Electronic Arts, Inc.	6,065
167	Netflix, Inc.(a)	68,752
41	Take-Two Interactive Software, Inc.(a)	5,484
842	Walt Disney Co.(a)	68,699
2,367	Warner Bros Discovery, Inc.(a)	23,528
		172,528
	Financial Services — 2.2%
281	Block, Inc.(a)	11,310
317	Fiserv, Inc.(a)	36,059
205	Global Payments, Inc.	21,775
17	Jack Henry & Associates, Inc.	2,397
21	Mastercard, Inc., Class A	7,903
821	MGIC Investment Corp.	13,826
341	PayPal Holdings, Inc.(a)	17,664
352	Visa, Inc., Class A	82,755
193	Voya Financial, Inc.	12,886
43	WEX, Inc.(a)	7,159
		213,734
	Food Products — 0.7%
99	Campbell Soup Co.	4,001
166	Conagra Brands, Inc.	4,542
108	Darling Ingredients, Inc.(a)	4,783
85	General Mills, Inc.	5,545
29	Hershey Co.	5,433
170	Hormel Foods Corp.	5,533
83	Ingredion, Inc.	7,767
30	J.M. Smucker Co.	3,415
114	Kellanova	5,754
105	Kraft Heinz Co.	3,303
72	McCormick & Co., Inc.	4,601
205	Mondelez International, Inc., Class A	13,573
28	WK Kellogg Co.(a)	281
		68,531
	Gas Utilities — 0.2%
65	Atmos Energy Corp.	6,998

Shares	Description	Value (†)
	Gas Utilities — continued
229	New Jersey Resources Corp.	$9,293
95	ONE Gas, Inc.	5,738
		22,029
	Ground Transportation — 0.5%
272	CSX Corp.	8,119
21	J.B. Hunt Transport Services, Inc.	3,609
40	Norfolk Southern Corp.	7,632
60	Ryder System, Inc.	5,852
24	Saia, Inc.(a)	8,604
26	Union Pacific Corp.	5,398
100	XPO, Inc.(a)	7,581
		46,795
	Health Care Equipment & Supplies — 1.1%
93	Abbott Laboratories	8,793
11	Align Technology, Inc.(a)	2,031
417	Baxter International, Inc.	13,523
39	Becton Dickinson & Co.	9,858
10	Cooper Cos., Inc.	3,118
47	Edwards Lifesciences Corp.(a)	2,995
20	GE HealthCare Technologies, Inc.	1,331
84	Globus Medical, Inc., Class A(a)	3,840
67	Haemonetics Corp.(a)	5,710
84	Intuitive Surgical, Inc.(a)	22,027
107	LeMaitre Vascular, Inc.	5,198
138	Medtronic PLC	9,737
33	Penumbra, Inc.(a)	6,308
25	Shockwave Medical, Inc.(a)	5,157
19	Stryker Corp.	5,134
		104,760
	Health Care Providers & Services — 1.6%
127	Acadia Healthcare Co., Inc.(a)	9,336
58	Cardinal Health, Inc.	5,278
271	Centene Corp.(a)	18,694
21	Chemed Corp.	11,816
40	Cigna Group	12,368
334	CVS Health Corp.	23,049
14	Elevance Health, Inc.	6,301
80	Encompass Health Corp.	5,005
73	HCA Healthcare, Inc.	16,508
61	Henry Schein, Inc.(a)	3,964
7	Humana, Inc.	3,666
18	Laboratory Corp. of America Holdings	3,595
9	McKesson Corp.	4,098
224	Select Medical Holdings Corp.	5,091
120	Tenet Healthcare Corp.(a)	6,444
31	UnitedHealth Group, Inc.	16,602
		151,815
	Health Care REITs — 0.1%
587	Physicians Realty Trust	6,375
	Health Care Technology — 0.4%
880	Doximity, Inc., Class A(a)	17,978
135	Veeva Systems, Inc., Class A(a)	26,016
		43,994
	Hotel & Resort REITs — 0.0%
122	Host Hotels & Resorts, Inc.	1,889
	Hotels, Restaurants & Leisure — 1.7%
251	Aramark	6,759
8	Booking Holdings, Inc.(a)	22,316
3	Chipotle Mexican Grill, Inc.(a)	5,827
98	Hilton Worldwide Holdings, Inc.	14,850
Shares	Description	Value (†)
	Hotels, Restaurants & Leisure — continued
92	Marriott Vacations Worldwide Corp.	$8,267
59	McDonald's Corp.	15,468
131	Norwegian Cruise Line Holdings Ltd.(a)	1,782
412	Starbucks Corp.	38,003
208	Travel & Leisure Co.	7,078
34	Wingstop, Inc.	6,214
391	Yum China Holdings, Inc.	20,551
160	Yum! Brands, Inc.	19,338
		166,453
	Household Durables — 0.4%
36	DR Horton, Inc.	3,758
202	KB Home	8,928
80	Meritage Homes Corp.	9,122
108	PulteGroup, Inc.	7,948
260	Taylor Morrison Home Corp.(a)	9,963
		39,719
	Household Products — 0.5%
94	Church & Dwight Co., Inc.	8,548
45	Colgate-Palmolive Co.	3,381
304	Energizer Holdings, Inc.	9,600
198	Procter & Gamble Co.	29,706
		51,235
	Independent Power & Renewable Electricity Producers — 0.0%
275	AES Corp.	4,098
	Industrial Conglomerates — 0.4%
33	3M Co.	3,001
165	General Electric Co.	17,924
93	Honeywell International, Inc.	17,043
		37,968
	Industrial REITs — 0.2%
60	Prologis, Inc.	6,045
287	Rexford Industrial Realty, Inc.	12,410
		18,455
	Insurance — 2.1%
26	Allstate Corp.	3,331
633	American International Group, Inc.	38,809
86	Arch Capital Group Ltd.(a)	7,455
51	Arthur J Gallagher & Co.	12,010
29	Assurant, Inc.	4,318
41	Chubb Ltd.	8,799
146	First American Financial Corp.	7,510
88	Hanover Insurance Group, Inc.	10,315
86	Hartford Financial Services Group, Inc.	6,317
37	Marsh & McLennan Cos., Inc.	7,017
69	Prudential Financial, Inc.	6,309
171	Reinsurance Group of America, Inc.	25,559
127	Selective Insurance Group, Inc.	13,222
66	Travelers Cos., Inc.	11,051
178	Willis Towers Watson PLC	41,989
		204,011
	Interactive Media & Services — 3.4%
554	Alphabet, Inc., Class A(a)	68,740
891	Alphabet, Inc., Class C(a)	111,642
431	Meta Platforms, Inc., Class A(a)	129,848
284	Pinterest, Inc., Class A(a)	8,486
237	Yelp, Inc.(a)	9,999
255	ZoomInfo Technologies, Inc.(a)	3,305
		332,020

Shares	Description	Value (†)
	IT Services — 0.6%
47	Accenture PLC, Class A	$13,963
132	Cognizant Technology Solutions Corp., Class A	8,510
80	International Business Machines Corp.	11,571
383	Shopify, Inc., Class A(a)	18,074
13	VeriSign, Inc.(a)	2,596
		54,714
	Leisure Products — 0.1%
441	Mattel, Inc.(a)	8,414
104	YETI Holdings, Inc.(a)	4,422
		12,836
	Life Sciences Tools & Services — 0.8%
27	Agilent Technologies, Inc.	2,791
64	Danaher Corp.	12,289
169	Illumina, Inc.(a)	18,492
180	IQVIA Holdings, Inc.(a)	32,550
47	Repligen Corp.(a)	6,324
15	Thermo Fisher Scientific, Inc.	6,672
7	West Pharmaceutical Services, Inc.	2,228
		81,346
	Machinery — 1.2%
64	AGCO Corp.	7,338
22	Caterpillar, Inc.	4,973
38	Chart Industries, Inc.(a)	4,417
8	Cummins, Inc.	1,730
33	Deere & Co.	12,057
50	Dover Corp.	6,498
75	Fortive Corp.	4,896
201	Graco, Inc.	14,944
18	Illinois Tool Works, Inc.	4,034
142	ITT, Inc.	13,256
85	Oshkosh Corp.	7,457
39	Parker-Hannifin Corp.	14,387
100	SPX Technologies, Inc.(a)	8,012
141	Terex Corp.	6,458
121	Toro Co.	9,782
		120,239
	Media — 1.2%
96	Charter Communications, Inc., Class A(a)	38,669
844	Comcast Corp., Class A	34,849
275	Interpublic Group of Cos., Inc.	7,810
184	Liberty Broadband Corp., Class C(a)	15,329
154	New York Times Co., Class A	6,208
118	Omnicom Group, Inc.	8,839
135	Paramount Global, Class B	1,469
		113,173
	Metals & Mining — 0.4%
371	Alcoa Corp.	9,512
480	Cleveland-Cliffs, Inc.(a)	8,054
140	Commercial Metals Co.	5,921
56	Newmont Corp.	2,098
44	Reliance Steel & Aluminum Co.	11,193
		36,778
	Mortgage Real Estate Investment Trusts (REITs) — 0.1%
473	Invesco Mortgage Capital, Inc.	3,231
383	KKR Real Estate Finance Trust, Inc.	3,998
		7,229
	Multi-Utilities — 0.1%
97	Consolidated Edison, Inc.	8,516
Shares	Description	Value (†)
	Multi-Utilities — continued
40	DTE Energy Co.	$3,855
26	WEC Energy Group, Inc.	2,116
		14,487
	Office REITs — 0.5%
978	Brandywine Realty Trust	3,658
507	COPT Defense Properties	11,559
333	Douglas Emmett, Inc.	3,733
470	Easterly Government Properties, Inc.	5,057
557	Highwoods Properties, Inc.	9,965
379	Kilroy Realty Corp.	10,832
		44,804
	Oil, Gas & Consumable Fuels — 2.6%
699	Antero Midstream Corp.	8,626
189	Antero Resources Corp.(a)	5,564
755	APA Corp.	29,989
63	Chevron Corp.	9,181
324	CNX Resources Corp.(a)	7,037
428	ConocoPhillips	50,846
327	EOG Resources, Inc.	41,284
136	Exxon Mobil Corp.	14,396
33	Hess Corp.	4,765
141	HF Sinclair Corp.	7,808
450	Kinder Morgan, Inc.	7,290
79	ONEOK, Inc.	5,151
220	Ovintiv, Inc.	10,560
267	Phillips 66	30,457
246	Range Resources Corp.	8,817
932	Southwestern Energy Co.(a)	6,645
33	Valero Energy Corp.	4,191
158	Williams Cos., Inc.	5,435
		258,042
	Passenger Airlines — 0.1%
135	Alaska Air Group, Inc.(a)	4,270
197	Delta Air Lines, Inc.	6,156
		10,426
	Personal Care Products — 0.0%
15	Estee Lauder Cos., Inc., Class A	1,933
	Pharmaceuticals — 1.5%
118	Bristol-Myers Squibb Co.	6,081
24	Eli Lilly & Co.	13,294
61	Jazz Pharmaceuticals PLC(a)	7,748
170	Johnson & Johnson	25,218
131	Merck & Co., Inc.	13,454
147	Novartis AG, ADR	13,756
299	Novo Nordisk AS, ADR	28,874
139	Perrigo Co. PLC	3,842
214	Pfizer, Inc.	6,540
442	Roche Holding AG, ADR	14,290
28	Sandoz Group AG, ADR(a)	723
63	Zoetis, Inc.	9,891
		143,711
	Professional Services — 0.5%
19	Automatic Data Processing, Inc.	4,146
32	Ceridian HCM Holding, Inc.(a)	2,048
81	Equifax, Inc.	13,735
86	Exponent, Inc.	6,303
116	Korn Ferry	5,281
43	Leidos Holdings, Inc.	4,262

Shares	Description	Value (†)
	Professional Services — continued
24	Paychex, Inc.	$2,665
46	Paylocity Holding Corp.(a)	8,253
		46,693
	Real Estate Management & Development — 0.4%
508	CBRE Group, Inc., Class A(a)	35,225
58	Jones Lang LaSalle, Inc.(a)	7,419
		42,644
	Residential REITs — 0.1%
31	AvalonBay Communities, Inc.	5,138
45	Camden Property Trust	3,820
		8,958
	Retail REITs — 0.3%
831	Brixmor Property Group, Inc.	17,277
283	NNN REIT, Inc.	10,281
28	Simon Property Group, Inc.	3,077
		30,635
	Semiconductors & Semiconductor Equipment — 2.9%
114	Advanced Micro Devices, Inc.(a)	11,229
67	Analog Devices, Inc.	10,541
376	ARM Holdings PLC, ADR(a)	18,533
24	Broadcom, Inc.	20,193
12	First Solar, Inc.(a)	1,709
411	Intel Corp.	15,001
123	Lattice Semiconductor Corp.(a)	6,840
65	Micron Technology, Inc.	4,347
321	NVIDIA Corp.	130,904
40	Qorvo, Inc.(a)	3,497
251	QUALCOMM, Inc.	27,356
44	Silicon Laboratories, Inc.(a)	4,056
80	Synaptics, Inc.(a)	6,693
76	Texas Instruments, Inc.	10,793
49	Universal Display Corp.	6,820
		278,512
	Software — 5.6%
38	Adobe, Inc.(a)	20,218
33	ANSYS, Inc.(a)	9,183
242	Autodesk, Inc.(a)	47,826
21	Cadence Design Systems, Inc.(a)	5,037
175	Dynatrace, Inc.(a)	7,824
24	Intuit, Inc.	11,879
66	Manhattan Associates, Inc.(a)	12,869
540	Microsoft Corp.	182,579
801	Oracle Corp.	82,823
15	Palo Alto Networks, Inc.(a)	3,645
62	Qualys, Inc.(a)	9,483
31	Roper Technologies, Inc.	15,146
392	Salesforce, Inc.(a)	78,725
13	ServiceNow, Inc.(a)	7,564
55	SPS Commerce, Inc.(a)	8,819
13	Synopsys, Inc.(a)	6,103
14	Tyler Technologies, Inc.(a)	5,221
147	Workday, Inc., Class A(a)	31,121
		546,065
	Specialized REITs — 0.2%
15	American Tower Corp.	2,673
30	Crown Castle, Inc.	2,789
6	Equinix, Inc.	4,378
141	VICI Properties, Inc.	3,934
77	Weyerhaeuser Co.	2,209
		15,983
Shares	Description	Value (†)
	Specialty Retail — 0.7%
27	Asbury Automotive Group, Inc.(a)	$5,167
56	Boot Barn Holdings, Inc.(a)	3,892
41	Dick's Sporting Goods, Inc.	4,385
44	Five Below, Inc.(a)	7,655
52	Home Depot, Inc.	14,804
27	Lithia Motors, Inc.	6,540
53	Ross Stores, Inc.	6,146
115	TJX Cos., Inc.	10,128
60	Williams-Sonoma, Inc.	9,014
		67,731
	Technology Hardware, Storage & Peripherals — 0.8%
426	Apple, Inc.	72,748
173	Hewlett Packard Enterprise Co.	2,661
97	HP, Inc.	2,554
		77,963
	Textiles, Apparel & Luxury Goods — 0.5%
53	Crocs, Inc.(a)	4,734
23	Deckers Outdoor Corp.(a)	13,732
131	NIKE, Inc., Class B	13,463
81	PVH Corp.	6,022
1,476	Under Armour, Inc., Class A(a)	10,111
799	Under Armour, Inc., Class C(a)	5,138
		53,200
	Trading Companies & Distributors — 0.2%
59	GATX Corp.	6,170
37	Watsco, Inc.	12,909
		19,079
	Water Utilities — 0.2%
90	American States Water Co.	7,024
21	American Water Works Co., Inc.	2,471
192	Essential Utilities, Inc.	6,424
		15,919
	Total Common Stocks (Identified Cost $6,087,332)	6,073,641

Principal Amount
Bonds and Notes — 4.3%
	Apartment REITs — 0.0%
$2,000	Essex Portfolio LP, 3.000%, 1/15/2030	1,632
	Automotive — 0.1%
4,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	3,757
2,000	Lear Corp., 4.250%, 5/15/2029	1,788
3,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	2,433
		7,978
	Banking — 0.7%
5,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	4,518
3,000	Bank of Nova Scotia, 3.400%, 2/11/2024	2,977
5,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	4,428
3,000	Citigroup, Inc., 4.600%, 3/09/2026	2,875
5,000	Goldman Sachs Group, Inc., 3.750%, 5/22/2025	4,819
6,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	5,935
9,000	KeyCorp, MTN, 2.550%, 10/01/2029	6,724
3,000	Morgan Stanley, GMTN, (fixed rate to 7/20/2026, variable rate thereafter), 1.512%, 7/20/2027	2,634

Principal Amount	Description	Value (†)
	Banking — continued
$2,000	Morgan Stanley, GMTN, (fixed rate to 1/23/2029, variable rate thereafter), 4.431%, 1/23/2030	$1,821
4,000	PNC Financial Services Group, Inc., 2.600%, 7/23/2026	3,677
5,000	PNC Financial Services Group, Inc., (fixed rate to 1/26/2026, variable rate thereafter), 4.758%, 1/26/2027	4,812
4,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	3,906
1,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	980
3,000	State Street Corp., 2.400%, 1/24/2030	2,443
3,000	Toronto-Dominion Bank, GMTN, 2.450%, 1/12/2032	2,258
5,000	Truist Bank, 3.200%, 4/01/2024	4,941
4,000	Westpac Banking Corp., 2.350%, 2/19/2025	3,837
		63,585
	Brokerage — 0.1%
4,000	BlackRock, Inc., 2.400%, 4/30/2030	3,282
5,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	2,905
		6,187
	Building Materials — 0.1%
2,000	Fortune Brands Innovations, Inc., 4.000%, 3/25/2032	1,657
4,000	Owens Corning, 3.950%, 8/15/2029	3,547
		5,204
	Consumer Products — 0.0%
3,000	Procter & Gamble Co., 3.000%, 3/25/2030	2,611
	Diversified Manufacturing — 0.1%
5,000	Eaton Corp., 4.150%, 3/15/2033	4,399
2,000	Emerson Electric Co., 2.000%, 12/21/2028	1,695
		6,094
	Electric — 0.2%
2,000	DTE Electric Co., Series A, 1.900%, 4/01/2028	1,716
2,000	Duke Energy Corp., 3.750%, 4/15/2024	1,980
5,000	Entergy Corp., 0.900%, 9/15/2025	4,550
4,000	Exelon Corp., 4.050%, 4/15/2030	3,533
4,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	3,117
1,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	866
4,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	3,793
		19,555
	Environmental — 0.0%
2,000	Republic Services, Inc., 1.450%, 2/15/2031	1,471
2,000	Waste Management, Inc., 2.950%, 6/01/2041	1,307
		2,778
	Finance Companies — 0.1%
2,000	Ares Capital Corp., 3.250%, 7/15/2025	1,876
3,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	2,563
		4,439
	Food & Beverage — 0.1%
5,000	Coca-Cola Co., 1.450%, 6/01/2027	4,394
4,000	General Mills, Inc., 4.000%, 4/17/2025	3,892
2,000	Mondelez International, Inc., 2.750%, 4/13/2030	1,647
4,000	PepsiCo, Inc., 2.750%, 3/19/2030	3,407
		13,340
	Government Owned - No Guarantee — 0.1%
3,000	Equinor ASA, 3.625%, 4/06/2040	2,223
7,000	Federal National Mortgage Association, 6.625%, 11/15/2030	7,590
		9,813
	Health Care REITs — 0.0%
1,000	Welltower OP LLC, 2.800%, 6/01/2031	783
Principal Amount	Description	Value (†)
	Health Insurance — 0.1%
$5,000	Elevance Health, Inc., 4.101%, 3/01/2028	$4,671
3,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	2,950
		7,621
	Healthcare — 0.1%
3,000	CHRISTUS Health, Series C, 4.341%, 7/01/2028	2,819
2,000	CVS Health Corp., 4.300%, 3/25/2028	1,874
3,000	DH Europe Finance II SARL, 2.200%, 11/15/2024	2,891
3,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	2,780
2,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	1,642
		12,006
	Integrated Energy — 0.1%
4,000	Exxon Mobil Corp., 2.992%, 3/19/2025	3,869
3,000	Shell International Finance BV, 6.375%, 12/15/2038	3,067
		6,936
	Life Insurance — 0.0%
2,000	Athene Holding Ltd., 6.150%, 4/03/2030	1,944
2,000	Manulife Financial Corp., 3.703%, 3/16/2032	1,705
		3,649
	Media Entertainment — 0.0%
2,000	Netflix, Inc., 3.625%, 6/15/2025(b)	1,928
	Metals & Mining — 0.0%
2,000	Nucor Corp., 3.125%, 4/01/2032	1,616
	Mortgage Related — 1.1%
7,348	Federal Home Loan Mortgage Corp., 2.000%, 3/01/2052	5,398
11,758	Federal Home Loan Mortgage Corp., 2.500%, with various maturities from 2051 to 2052(c)	9,035
15,524	Federal Home Loan Mortgage Corp., 3.000%, with various maturities in 2052(c)	12,438
12,029	Federal Home Loan Mortgage Corp., 3.500%, with various maturities in 2052(c)	10,024
931	Federal Home Loan Mortgage Corp., 4.000%, 7/01/2052	805
15,058	Federal National Mortgage Association, 2.000%, with various maturities from 2051 to 2052(c)	11,097
20,682	Federal National Mortgage Association, 2.500%, with various maturities from 2051 to 2052(c)	15,926
12,758	Federal National Mortgage Association, 3.000%, with various maturities from 2034 to 2052(c)	10,298
5,593	Federal National Mortgage Association, 3.500%, with various maturities from 2049 to 2052(c)	4,683
10,840	Federal National Mortgage Association, 4.000%, with various maturities from 2050 to 2053(c)	9,373
306	Federal National Mortgage Association, 4.500%, 5/01/2049	278
4,589	Government National Mortgage Association, 3.000%, 6/20/2052	3,784
2,983	Government National Mortgage Association, 4.000%, 8/20/2053	2,623
1,986	Government National Mortgage Association, 5.000%, 7/20/2053	1,849
9,808	Government National Mortgage Association, 5.500%, 4/20/2053	9,384
		106,995
	Natural Gas — 0.1%
5,000	NiSource, Inc., 0.950%, 8/15/2025	4,568
	Office REITs — 0.1%
4,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	3,806
3,000	Boston Properties LP, 2.750%, 10/01/2026	2,653
		6,459

Principal Amount	Description	Value (†)
	Oil Field Services — 0.0%
$2,000	Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.337%, 12/15/2027	$1,822
	Other REITs — 0.0%
3,000	Prologis LP, 1.250%, 10/15/2030	2,194
	Pharmaceuticals — 0.1%
4,000	AbbVie, Inc., 3.600%, 5/14/2025	3,870
3,000	Biogen, Inc., 2.250%, 5/01/2030	2,356
5,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	4,486
3,000	Merck & Co., Inc., 1.450%, 6/24/2030	2,307
1,000	Viatris, Inc., 3.850%, 6/22/2040	622
		13,641
	Property & Casualty Insurance — 0.0%
2,000	Marsh & McLennan Cos., Inc., 2.250%, 11/15/2030	1,573
	Railroads — 0.0%
4,000	CSX Corp., 2.600%, 11/01/2026	3,663
	Restaurants — 0.0%
4,000	Starbucks Corp., 2.250%, 3/12/2030	3,227
	Retail REITs — 0.0%
2,000	Spirit Realty LP, 2.700%, 2/15/2032	1,481
	Retailers — 0.1%
3,000	Amazon.com, Inc., 3.875%, 8/22/2037	2,457
5,000	TJX Cos., Inc., 1.150%, 5/15/2028	4,136
3,000	Walmart, Inc., 4.100%, 4/15/2033	2,686
		9,279
	Technology — 0.2%
4,000	Apple, Inc., 2.500%, 2/09/2025	3,861
2,000	Broadcom, Inc., 4.926%, 5/15/2037(b)	1,667
3,000	Intel Corp., 2.450%, 11/15/2029	2,518
3,000	International Business Machines Corp., 4.000%, 6/20/2042	2,235
3,000	NVIDIA Corp., 2.850%, 4/01/2030	2,564
4,000	Oracle Corp., 2.950%, 5/15/2025	3,828
4,000	QUALCOMM, Inc., 1.650%, 5/20/2032	2,918
		19,591
	Treasuries — 0.7%
6,000	U.S. Treasury Bonds, 1.250%, 5/15/2050	2,640
11,000	U.S. Treasury Bonds, 2.250%, 5/15/2041	7,213
5,000	U.S. Treasury Bonds, 2.500%, 5/15/2046	3,169
12,000	U.S. Treasury Bonds, 2.875%, 11/15/2046	8,160
13,000	U.S. Treasury Bonds, 3.000%, 5/15/2045	9,189
7,000	U.S. Treasury Bonds, 3.000%, 2/15/2048	4,832
8,000	U.S. Treasury Bonds, 3.000%, 2/15/2049	5,507
24,000	U.S. Treasury Notes, 0.375%, 11/30/2025	21,805
		62,515
	Utility Other — 0.0%
5,000	Essential Utilities, Inc., 4.276%, 5/01/2049	3,501
Principal Amount	Description	Value (†)
	Wireless — 0.0%
$3,000	Vodafone Group PLC, 6.150%, 2/27/2037	$2,848
	Wirelines — 0.0%
2,000	AT&T, Inc., 3.650%, 6/01/2051	1,231
	Total Bonds and Notes (Identified Cost $477,901)	422,343

Shares
Exchange-Traded Funds — 9.6%
14,003	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $1,026,722)	937,221

Mutual Funds — 15.5%
48,056	WCM Focused Emerging Markets Fund, Institutional Class	574,274
47,526	WCM Focused International Growth Fund, Institutional Class	939,115
	Total Mutual Funds (Identified Cost $1,812,617)	1,513,389

Affiliated Mutual Funds — 11.3%
19,574	Mirova Global Green Bond Fund, Class N	159,336
92,685	Mirova International Sustainable Equity Fund, Class N	944,456
	Total Affiliated Mutual Funds (Identified Cost $1,320,755)	1,103,792

Principal Amount
Short-Term Investments — 4.1%
$393,372	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/2023 at 2.500% to be repurchased at $393,399 on 11/01/2023 collateralized by $401,800 U.S. Treasury Note, 5.000% due 10/31/2025 valued at $401,470 including accrued interest(d) (Identified Cost $393,372)	393,372
	Total Investments — 107.1% (Identified Cost $11,118,699)	10,443,758
	Other assets less liabilities — (7.1)%	(688,965)
	Net Assets — 100.0%	$9,754,793

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-
end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2023, the value of Rule 144A holdings amounted to $3,595 or less than 0.1% of net assets.

(c)
The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation and Federal National Mortgage Association are
interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(d)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of October 31, 2023, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR
An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described.
The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Affiliated Fund Transactions
A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended October 31, 2023, is as follows:
Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of October 31, 2023	Distribution Received(2)
Mirova Global Green Bond Fund, Class N	$115,433	$65,476	$19,200	$(1,782)	$(591)	$159,336	19,574	$—
Mirova International Sustainable Equity Fund, Class N	692,718	407,184	40,689	3,882	(118,639)	944,456	92,685	1,242
	$808,151	$472,660	$59,889	$2,100	$(119,230)	$1,103,792	112,259	$1,242

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.
Fair Value Measurements.
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of October 31, 2023, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$6,073,641	$—	$—	$6,073,641
Bonds and Notes(a)	—	422,343	—	422,343
Exchange-Traded Funds	937,221	—	—	937,221
Mutual Funds	1,513,389	—	—	1,513,389
Affiliated Mutual Funds	1,103,792	—	—	1,103,792
Short-Term Investments	—	393,372	—	393,372
Total Investments	$9,628,043	$815,715	$—	$10,443,758

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Asset Allocation Summary at October 31, 2023 (Unaudited)
Equity	97.1%
Fixed Income	5.9
Short-Term Investments	4.1
Total Investments	107.1
Other assets less liabilities	(7.1)
Net Assets	100.0%